Transactions with Related Parties - Summary of charged by our related parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 4,445,120	$ 4,258,240	$ 4,531,920
Brokerage Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,097,322	2,063,228	1,779,488
Superintendent Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	136,700	120,000	110,500
Crew Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	796,916	755,002	800,750
Supervision Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	1,100,000
Commissions – vessels purchased
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		1,170,000
Net gain on sale of vessels [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	251,000		728,150
Impairment Loss [Member] | Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			353,400
Executive Compensation [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	984,242	946,007	970,382
Rental Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 137,991	$ 103,445	$ 104,167